                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2001
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advent International Corporation
                 ---------------------------------------------
Address:            75 State Street
                 ---------------------------------------------
                    Boston, MA  02109
                 ---------------------------------------------


13F File Number:  28-   6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                Janet L. Hennessy
                 ---------------------------------------------
Title:               Vice President and Treasurer
                 ---------------------------------------------
Phone:               (617) 951-9447
                 ---------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                       Boston, MA      5/10/01
------------------------------        -----------------    ------------
      [Signature]                        [City, State]        Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                -------------
Form 13F Information Table Entry Total:                33
                                                -------------
Form 13F Information Table Value Total:         $     127,771
                                                 ------------
                                                   (thousands)

                           FORM 13F INFORMATION TABLE

               COLUMN 1                  COLUMN 2       COLUMN 3       COLUMN 4             COLUMN 5
                                                                         VALUE        SHRS OR    SH/ PUT
            NAME OF ISSUER            TITLE OF CLASS      CUSIP        (x$1000)       PRN AMT    PRN CALL
---------------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM CORP.                   COMMON   00754U-10-1       1,055    3,748,965
AEROGEN INC.                                   COMMON   007779-10-1       3,608      848,857
ARRAY BIOPHARMA                                COMMON   04269X-10-5       4,945      920,000
BIOMET, INC.                                   COMMON   090613-10-0       2,474       62,813
CRUCELL NV                             SPONSORED ADRs   228769-10-5       5,481    1,096,101
DECODE GENETICS INC                            COMMON   243586-10-4       6,969    1,013,600
EPIX MEDICAL, INC.                             COMMON   26881Q-10-1       4,354      430,019
EURONET SERVICES, INC.                         COMMON   298736-10-9       3,882      597,178
EXELIXIS                                       COMMON   30161Q-10-4      14,491    1,667,997
FLIR SYSTEMS, INC.                             COMMON   302445-10-1       4,155      509,924
ILEX ONCOLOGY, INC.                            COMMON   451923-10-6      13,446      881,676
INVERNESS MEDICAL TECHNOLOGY                   COMMON   461268-10-4         632       24,259
JACADA LTD.                                  ORDINARY   M6184R-10-1       1,266      302,240
JAZZTEL P.L.C.                         SPONSORED ADRs   47214R-15-2      10,196    1,320,983
KERAVISION, INC.                               COMMON   492061-10-6          12      210,902
LECROY CORPORATION                             COMMON   52324W-10-9       8,531      500,000
LIGHTBRIDGE, INC.                              COMMON   532226-10-7       5,372      469,694
LIONBRIDGE TECHNOLOGIES, INC.                  COMMON   536252-10-9      13,365    4,364,004
MEDICONSULT.COM, INC.                          COMMON   58469J-10-0         154    2,804,514
NOVATEL WIRELESS                               COMMON   66987M-10-9       6,799    3,296,484
ORCKIT COMMUNICATIONS                          COMMON   m75318-10-7          41       34,049
PRECISE SOFTWARE SOLUTIONS                     COMMON   m41450-10-3         601       43,588
SMARTERKIDS.COM, INC.                          COMMON   83169C-10-6         404      478,543
TELIK INC.                                     COMMON   87959M-10-9       6,184    1,192,056
TERAYON COMMUNICATION SERVICES                 COMMON   927646-10-9          38        8,282
TIOGA                                          COMMON   m8789g-10-0          21       34,049
TRITON NETWORK SYSTEMS INC.                    COMMON   896775-10-3       3,654    2,165,142
VARIAGENICS                                    COMMON   922196-10-0         500      100,000
VERISITY LTD                                   COMMON   M97385-11-2       2,722      322,560
VISION TWENTY-ONE, INC.                        COMMON   92831N-10-1           0       14,527
WORLD ACCESS INC.                              COMMON   98141A-10-1          79      314,602
WORLDGATE COMMUNICATIONS, INC.                 COMMON   98156L-30-7       1,059      245,618
ZINDART LIMITED                        SPONSORED ADRs   989597-10-9       1,284      708,444
                                                                        127,771

               COLUMN 1                 COLUMN 6    COLUMN 7                   COLUMN 8
                                      INVESTMENT     OTHER                VOTING AUTHORITY
            NAME OF ISSUER             DISCRETION   MANAGERS       SOLE       SHARED      NONE
-------------------------------------------------------------------------------------------------
ADVANCED RADIO TELECOM CORP.               SOLE                1,248,965   1,780,580      719,420
AEROGEN INC.                               SOLE                  848,857
ARRAY BIOPHARMA                            SOLE                  920,000
BIOMET, INC.                               SOLE                   62,813
CRUCELL NV                                 SOLE                1,096,101
DECODE GENETICS INC                        SOLE                1,013,600
EPIX MEDICAL, INC.                         SOLE                  430,019
EURONET SERVICES, INC.                     SOLE                  597,178
EXELIXIS                                   SOLE                1,667,997
FLIR SYSTEMS, INC.                         SOLE                  509,924
ILEX ONCOLOGY, INC.                        SOLE                  881,676
INVERNESS MEDICAL TECHNOLOGY               SOLE                   24,259
JACADA LTD.                                SOLE                  302,240
JAZZTEL P.L.C.                             SOLE                1,320,983
KERAVISION, INC.                           SOLE                  210,902
LECROY CORPORATION                         SOLE                  500,000
LIGHTBRIDGE, INC.                          SOLE                  469,694
LIONBRIDGE TECHNOLOGIES, INC.              SOLE                4,364,004
MEDICONSULT.COM, INC.                      SOLE                2,804,514
NOVATEL WIRELESS                           SOLE                3,296,484
ORCKIT COMMUNICATIONS                      SOLE                   34,049
PRECISE SOFTWARE SOLUTIONS                 SOLE                   43,588
SMARTERKIDS.COM, INC.                      SOLE                  478,543
TELIK INC.                                 SOLE                1,192,056
TERAYON COMMUNICATION SERVICES             SOLE                    8,282
TIOGA                                      SOLE                   34,049
TRITON NETWORK SYSTEMS INC.                SOLE                2,165,142
VARIAGENICS                                SOLE                  100,000
VERISITY LTD                               SOLE                  322,560
VISION TWENTY-ONE, INC.                    SOLE                   14,527
WORLD ACCESS INC.                          SOLE                  314,602
WORLDGATE COMMUNICATIONS, INC.             SOLE                  245,618
ZINDART LIMITED                            SOLE                  708,444
